Trade and other payables (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Trade and other payables.
Trade payable	$ 1,107,310	$ 737,946
Sales taxes payable	62,398	21,547
Government remittances		9,450
Salaries, vacation and other employees benefits payables	585,192	261,388
Trade and other payables	$ 1,754,900	$ 1,030,331